                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
-------------------------------------------------------------------------------

                      MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.


MFS(R) Mutual Funds                                                     5/31/06

SEMIANNUAL REPORT

MFS(R) GOVERNMENT MARKETS
INCOME TRUST

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) GOVERNMENT MARKETS INCOME TRUST                                  5/31/06

The trust seeks to provide a high level of current income.

New York Stock Exchange Symbol: MGF


TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PORTFOLIO MANAGER PROFILE                          3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN       6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              13
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     17
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            24
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     25
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             25
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    25
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 17, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      96.3%
              Cash & Other Net Assets                     3.7%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 49.5%
              ------------------------------------------------
              U.S. Government Agencies                   23.1%
              ------------------------------------------------
              U.S. Treasury Securities                   12.2%
              ------------------------------------------------
              Non-U.S. Government Bonds                   8.8%
              ------------------------------------------------
              Emerging Market Bonds                       2.2%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  0.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        96.6%
              ------------------------------------------------
              BBB                                         1.6%
              ------------------------------------------------
              BB                                          0.8%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.4
              ------------------------------------------------
              Average Life (m)                        7.0 yrs.
              ------------------------------------------------
              Average Maturity (m)                   14.5 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (a)                         AAA
              ------------------------------------------------
              Average Short Term Credit Quality            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 5/31/06.

Percentages are based on net assets as of 5/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO MANAGER PROFILE

Geoffrey L. Schechter, CFA, CPA, is Senior Vice President of MFS Investment Management(R) (MFS(R)) and a portfolio manager of the firm's government securities and municipal bond funds.

He joined MFS as Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995.

Geoff is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He holds the Chartered Financial Analyst (CFA) and Certified Public Accountant (CPA) designations.

Note to Shareholders: Effective April 1, 2006, Geoffrey Schechter became portfolio manager of the fund replacing Peter Vaream.

PERFORMANCE SUMMARY THROUGH 5/31/06

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY

Six months ended
    5/31/06
------------------------------------------------------------------------------
                                                Date                     Price
------------------------------------------------------------------------------
Net asset value per share                      5/31/06                   $7.10
------------------------------------------------------------------------------
                                              11/30/05                   $7.27
------------------------------------------------------------------------------
New York Stock Exchange Price                  5/31/06                   $6.30
------------------------------------------------------------------------------
                                               1/11/06 (high) (t)        $6.62
------------------------------------------------------------------------------
                                               4/13/06 (low) (t)         $6.24
------------------------------------------------------------------------------
                                              11/30/05                   $6.39
------------------------------------------------------------------------------

TOTAL RETURNS VS BENCHMARKS

Six months ended
   5/31/06
------------------------------------------------------------------------------
New York Stock Exchange Price (r)                                        1.32%
------------------------------------------------------------------------------
Net asset value (r)                                                      0.37%
------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage Bond Index (f)                  0.23%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems, Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period December 1, 2005 through May 31, 2006.

INDEX DEFINITION

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and potentially greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Interest payments on inflation adjusted debt instruments can be unpredictable and vary based on the level of inflation. The value of floating rate loans depends on the credit quality and adequacy of the collateral securing the loan. Enforcing rights against the collateral may be difficult or insufficient if the borrower of the floating rate loan defaults. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them.

These risks may increase share price volatility.


In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

PORTFOLIO OF INVESTMENTS (unaudited) - 5/31/06

The Portfolio of Investments is a complete list of all securities owned by your trust.
It is categorized by broad-based asset classes.

Bonds - 97.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT         VALUE ($)
----------------------------------------------------------------------------------------------------
U.S. Bonds - 86.9%
----------------------------------------------------------------------------------------------------
Agency - Other - 7.7%
----------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                           $  4,095,000     $  5,852,087
Financing Corp., 9.4%, 2018                                               3,085,000        4,092,191
Financing Corp., 9.8%, 2018                                               4,350,000        5,933,944
Financing Corp., 10.35%, 2018                                             6,820,000        9,667,561
Financing Corp., STRIPS, 0%, 2017                                         5,000,000        2,658,715
                                                                                        ------------
                                                                                        $ 28,204,498
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.5%
----------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN,
7.4419%, 2013 (a)                                                      $  1,819,000     $  1,887,811
----------------------------------------------------------------------------------------------------
Mortgage Backed - 49.3%
----------------------------------------------------------------------------------------------------
Fannie Mae, 7.029%, 2007                                               $    484,644     $    488,674
Fannie Mae, 4.79%, 2012                                                   3,522,804        3,362,532
Fannie Mae, 5%, 2013 - 2027                                              12,244,798       11,904,268
Fannie Mae, 5.37%, 2013                                                     749,188          740,292
Fannie Mae, 4.8%, 2013                                                      346,408          331,355
Fannie Mae, 4.543%, 2013                                                    861,721          811,457
Fannie Mae, 4.845%, 2013                                                  1,018,282          973,384
Fannie Mae, 5.06%, 2013                                                     407,577          395,230
Fannie Mae, 4.65%, 2013                                                     963,042          925,643
Fannie Mae, 4.45%, 2014                                                   1,222,947        1,138,900
Fannie Mae, 4.772%, 2014                                                  2,436,343        2,316,245
Fannie Mae, 4.6%, 2014                                                      489,118          459,303
Fannie Mae, 4.667%, 2014                                                  3,005,323        2,830,570
Fannie Mae, 4.519%, 2014                                                    640,362          597,629
Fannie Mae, 4.77%, 2014                                                     499,317          472,044
Fannie Mae, 4.848%, 2014                                                  3,419,003        3,250,492
Fannie Mae, 5.1%, 2014                                                      531,951          512,118
Fannie Mae, 4.62%, 2015                                                     702,196          656,437
Fannie Mae, 4.82%, 2015                                                   1,471,304        1,390,401
Fannie Mae, 4.69%, 2015                                                     347,917          326,533
Fannie Mae, 4.85%, 2015                                                     347,449          329,443
Fannie Mae, 4.56%, 2015                                                     631,198          587,055
Fannie Mae, 4.665%, 2015                                                    425,648          398,620
Fannie Mae, 4.7%, 2015                                                      488,253          458,293
Fannie Mae, 4.89%, 2015                                                     342,771          325,729
Fannie Mae, 4.74%, 2015                                                     390,000          366,425
Fannie Mae, 4.925%, 2015                                                  1,367,495        1,301,380
Fannie Mae, 4.87%, 2015                                                     368,411          349,341
Fannie Mae, 4.815%, 2015                                                    543,000          512,114
Fannie Mae, 5.48%, 2015                                                     995,458          983,808
Fannie Mae, 5.423%, 2016                                                    811,119          796,006
Fannie Mae, 6.5%, 2016 - 2036                                            10,184,177       10,308,936
Fannie Mae, 6%, 2017 - 2034                                              13,321,185       13,268,418
Fannie Mae, 5.5%, 2017 - 2034                                            68,690,244       66,499,628
Fannie Mae, 4.5%, 2019                                                   15,966,581       15,139,578
Fannie Mae, 4.88%, 2020                                                     369,481          358,164
Freddie Mac, 4.5%, 2013 - 2015                                            2,362,531        2,328,818
Freddie Mac, 4.375%, 2015                                                 2,279,172        2,200,373
Freddie Mac, 5%, 2016 - 2025                                             10,922,294       10,785,575
Freddie Mac, 6%, 2021 - 2035                                              2,033,171        2,019,632
Freddie Mac, 5.5%, 2025 - 2035                                           11,077,305       10,705,219
Freddie Mac, 3.108%, 2035                                                       795              792
Ginnie Mae, 5.5%, 2033                                                    6,939,880        6,756,637
                                                                                        ------------
                                                                                        $180,663,491
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 15.0%
----------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                 $  1,755,000     $  1,632,491
Aid-Israel, 0%, 2021 - 2024                                               7,830,000        2,962,686
Federal Home Loan Bank, 4.625%, 2008                                      9,515,000        9,407,975
Freddie Mac, 4.2%, 2007                                                   4,358,000        4,287,871
Freddie Mac, 4.875%, 2009                                                 3,129,000        3,094,349
Freddie Mac, 4.375%, 2015                                                 4,495,000        4,154,616
Overseas Private Investment Corp., 0%, 2007                               1,807,258        1,845,662
Small Business Administration, 8.875%, 2011                                 161,744          168,662
Small Business Administration, 6.35%, 2021                                1,353,548        1,390,031
Small Business Administration, 6.34%, 2021                                1,211,353        1,243,991
Small Business Administration, 6.44%, 2021                                1,257,034        1,294,990
Small Business Administration, 6.625%, 2021                               1,341,930        1,391,763
Small Business Administration, 4.98%, 2023                                  872,599          836,447
Small Business Administration, 4.72%, 2024                                2,374,481        2,237,038
Small Business Administration, 4.34%, 2024                                1,250,069        1,145,959
Small Business Administration, 4.77%, 2024                                2,218,476        2,093,857
Small Business Administration, 5.52%, 2024                                1,408,449        1,393,558
Small Business Administration, 4.86%, 2024 - 2025                         2,720,501        2,575,771
Small Business Administration, 4.87%, 2024                                1,514,501        1,435,669
Small Business Administration, 5.11%, 2025                                1,335,319        1,282,902
Small Business Administration, 4.76%, 2025                                2,191,119        2,050,594
U.S. Department of Housing & Urban Development, 6.36%, 2016               1,580,000        1,620,769
U.S. Department of Housing & Urban Development, 6.59%, 2016               5,612,000        5,670,898
                                                                                        ------------
                                                                                        $ 55,218,549
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 14.4%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                     $  8,400,000     $  9,019,828
U.S. Treasury Bonds, 12%, 2013                                            3,036,000        3,473,612
U.S. Treasury Bonds, 8.75%, 2017                                          6,100,000        7,879,962
U.S. Treasury Bonds, 4.5%, 2036                                           6,301,000        5,629,553
U.S. Treasury Notes, 6.5%, 2010 (f)                                      22,804,000       23,925,501
U.S. Treasury Notes, TIPS, 3.875%, 2009                                   2,674,904        2,794,228
                                                                                        ------------
                                                                                        $ 52,722,684
----------------------------------------------------------------------------------------------------
    Total U.S. Bonds                                                                    $318,697,033
----------------------------------------------------------------------------------------------------
Foreign Bonds - 10.7%
----------------------------------------------------------------------------------------------------
Austria - 0.5%
----------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                     EUR   1,362,000     $  1,793,610
----------------------------------------------------------------------------------------------------
Brazil - 0.0%
----------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                $    102,000     $    106,335
----------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
----------------------------------------------------------------------------------------------------
Petroleum Export Peloil, 5.265%, 2011 (a)                              $     98,304     $     95,662
----------------------------------------------------------------------------------------------------
Chile - 0.4%
----------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                 $    314,000     $    333,292
Republic of Chile, FRN, 5.5256%, 2008                                     1,057,000        1,060,700
                                                                                        ------------
                                                                                        $  1,393,992
----------------------------------------------------------------------------------------------------
Finland - 0.8%
----------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                   EUR   2,227,000     $  3,117,700
----------------------------------------------------------------------------------------------------
France - 1.1%
----------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                     EUR   2,462,000     $  3,204,683
Republic of France, 4.75%, 2012                                     EUR     251,000          338,446
Republic of France, 6%, 2025                                        EUR     207,000          326,740
                                                                                        ------------
                                                                                        $  3,869,869
----------------------------------------------------------------------------------------------------
Germany - 1.5%
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                             EUR   1,062,000     $  1,360,885
Federal Republic of Germany, 3.75%, 2015                            EUR     968,000        1,223,471
Federal Republic of Germany, 6.25%, 2030                            EUR     199,000          328,593
KfW Bankengruppe, FRN, 2.563%, 2007                                 EUR     874,000        1,118,565
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                     EUR     290,000          371,315
Landesbank Baden-Wurttemberg, FRN, 2.879%, 2007                     EUR     272,000          347,243
Landesbank Baden-Wurttemberg, FRN, 2.961%, 2007                     EUR     510,000          653,116
                                                                                        ------------
                                                                                        $  5,403,188
----------------------------------------------------------------------------------------------------
Ireland - 1.1%
----------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                    EUR   2,387,000     $  3,094,786
Republic of Ireland, 4.6%, 2016                                     EUR     648,000          872,107
                                                                                        ------------
                                                                                        $  3,966,893
----------------------------------------------------------------------------------------------------
Malaysia - 0.1%
----------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                    $    433,000     $    499,064
----------------------------------------------------------------------------------------------------
Mexico - 0.7%
----------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.325%, 2008                       $  1,072,000     $  1,152,400
United Mexican States, 8.125%, 2019                                       1,040,000        1,166,360
United Mexican States, 8.3%, 2031                                           128,000          145,280
                                                                                        ------------
                                                                                        $  2,464,040
----------------------------------------------------------------------------------------------------
Netherlands - 0.9%
----------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                 EUR   1,169,000     $  1,523,259
Kingdom of Netherlands, 3.75%, 2009                                 EUR   1,383,000        1,781,677
                                                                                        ------------
                                                                                        $  3,304,936
----------------------------------------------------------------------------------------------------
New Zealand - 0.5%
----------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                               NZD   2,478,000     $  1,633,437
Government of New Zealand, 6%, 2017                                 NZD     519,000          335,858
                                                                                        ------------
                                                                                        $  1,969,295
----------------------------------------------------------------------------------------------------
Panama - 0.2%
----------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                       $    677,000     $    825,940
----------------------------------------------------------------------------------------------------
Russia - 0.4%
----------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                           $  1,474,000     $  1,394,257
----------------------------------------------------------------------------------------------------
South Africa - 0.3%
----------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                 $    855,000     $    931,950
----------------------------------------------------------------------------------------------------
Spain - 0.8%
----------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                          EUR   1,293,000     $  1,723,753
Kingdom of Spain, 5.35%, 2011                                       EUR     771,000        1,061,998
                                                                                        ------------
                                                                                        $  2,785,751
----------------------------------------------------------------------------------------------------
United Kingdom - 1.4%
----------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                     EUR     876,000     $  1,121,814
United Kingdom Treasury, 5.75%, 2009                                GBP     794,000        1,533,371
United Kingdom Treasury, 5%, 2012                                   GBP     794,000        1,509,336
United Kingdom Treasury, 8%, 2015                                   GBP     410,000          963,726
                                                                                        ------------
                                                                                        $  5,128,247
----------------------------------------------------------------------------------------------------
    Total Foreign Bonds                                                                 $ 39,050,729
----------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $368,679,993)                                           $357,747,762
----------------------------------------------------------------------------------------------------
Portfolio of Investments (unaudited) - continued
Repurchase Agreement - 2.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                PAR AMOUNT         VALUE ($)
----------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $8,414,173 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost       $  8,413,000     $  8,413,000
----------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $377,092,993) (k)                                 $366,160,762
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                        503,230
----------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                   $366,663,992
----------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,983,473, representing 0.5% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of May 31, 2006, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $357,747,762 and 97.70% of market value provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.
STRIPS         Separate Trading of Registered Interest and Principal of Securities
TIPS           Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR            Euro
GBP            British Pound
NZD            New Zealand Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are netted by currency.

                                                                                     NET UNREALIZED
      CONTRACTS TO               SETTLEMENT                            CONTRACTS       APPRECIATION
     DELIVER/RECEIVE                   DATE     IN EXCHANGE FOR         AT VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------
SALES
---------------------------------------------------------------------------------------------------
EUR    17,064,459         6/13/06 - 7/17/06         $20,817,347      $21,873,622       $(1,056,275)
GBP    4,932,029          6/05/06 - 8/02/06           8,900,832        9,220,452          (319,620)
NZD    4,203,695                    6/06/06           2,551,192        2,667,054          (115,862)
---------------------------------------------------------------------------------------------------
                                                    $32,269,371      $33,761,128       $(1,491,757)
---------------------------------------------------------------------------------------------------
PURCHASES
EUR    778,000                      6/07/06         $   993,269         $996,810       $     3,541
GBP    2,771,153                    6/05/06           5,166,202        5,178,559            12,357
NZD    1,094,422                    6/06/06             686,422          694,361             7,939
---------------------------------------------------------------------------------------------------
                                                    $ 6,845,893       $6,869,730       $    23,837
---------------------------------------------------------------------------------------------------

At May 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $149,270 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT MAY 31, 2006:

                                                                                        UNREALIZED
                                                                     EXPIRATION      APPRECIATION/
DESCRIPTION                            CONTRACTS           VALUE           DATE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                    59      $6,266,906         Sep-06          $ 37,969
U.S. Treasury Note 5 yr (Short)               54       5,594,906         Sep-06            20,483
U.S. Treasury Note 10 yr (Long)               31       3,252,578         Sep-06           (15,850)
--------------------------------------------------------------------------------------------------
                                                                                         $ 42,602
--------------------------------------------------------------------------------------------------

At May 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.

AT 5/31/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $377,092,993)               $366,160,762
Cash                                                                       8,294
Receivable for forward foreign currency exchange contracts                50,035
Receivable for daily variation margin on open futures contracts           21,891
Interest receivable                                                    3,698,404
Other assets                                                              11,839
------------------------------------------------------------------------------------------------------
Total assets                                                                              $369,951,225
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                    $83,818
Payable for forward foreign currency exchange contracts                1,517,955
Payable for forward foreign currency exchange contracts subject
to master netting agreements                                             149,270
Payable for investments purchased                                      1,116,993
Payable for treasury shares reacquired                                    65,371
Payable to affiliates
  Management fee                                                          25,065
  Transfer agent and dividend disbursing costs                            14,789
  Administrative services fee                                                195
Payable for independent trustees' compensation                           190,968
Accrued expenses and other liabilities                                   122,809
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $3,287,233
------------------------------------------------------------------------------------------------------
Net assets                                                                                $366,663,992
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $403,680,265
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (12,468,065)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (25,553,835)
Undistributed net investment income                                    1,005,627
------------------------------------------------------------------------------------------------------
Net assets                                                                                $366,663,992
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (56,770,386 issued,
less 5,104,331 treasury shares)                                                             51,666,055
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $366,663,992/
51,666,055 shares of beneficial interest outstanding)                                            $7.10
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by trust operations.

SIX MONTHS ENDED 5/31/06

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                              $9,403,513
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $1,157,655
  Transfer agent and dividend disbursing costs                              75,237
  Administrative services fee                                               28,442
  Independent trustees' compensation                                        38,182
  Custodian fee                                                             90,634
  Shareholder communications                                                29,727
  Auditing fees                                                             34,332
  Legal fees                                                                 3,840
  Miscellaneous                                                             96,160
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,554,209
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (21,594)
  Reduction of expenses by investment adviser                               (1,295)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,531,320
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $7,872,193
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                $(503,281)
  Futures contracts                                                        323,291
  Foreign currency transactions                                             49,182
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                         $(130,808)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $(6,395,579)
  Futures contracts                                                         57,954
  Translation of assets and liabilities in foreign currencies           (1,382,024)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $(7,719,649)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(7,850,457)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                            $21,736
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      5/31/06                 11/30/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
  Net investment income                                            $7,872,193              $16,419,190
  Net realized gain (loss) on investments and foreign
  currency transactions                                              (130,808)               4,745,235
  Net unrealized gain (loss) on investments and foreign
  currency translation                                             (7,719,649)             (14,151,436)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $21,736               $7,012,989
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
  From net investment income                                      $(9,190,076)            $(16,936,571)
------------------------------------------------------------------------------------------------------
TRUST SHARE (PRINCIPAL) TRANSACTIONS
------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                         $(2,881,555)            $(10,423,312)
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $(12,049,895)            $(20,346,894)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            378,713,887              399,060,781
At end of period (including undistributed net investment
income of $1,005,627 and $2,323,510, respectively)               $366,663,992             $378,713,887
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                YEARS ENDED 11/30
                                              ENDED      ----------------------------------------------------------------------
                                            5/31/06             2005            2004           2003          2002          2001
                                        (UNAUDITED)
Net asset value, beginning of period          $7.27            $7.43           $7.44          $7.49         $7.32         $7.01
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                   $0.15            $0.31           $0.31          $0.26         $0.37         $0.42
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                            (0.15)           (0.17)          (0.02)          0.02          0.20          0.31
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $--            $0.14           $0.29          $0.28         $0.57         $0.73
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $(0.18)          $(0.32)         $(0.33)        $(0.36)       $(0.42)       $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                                $0.01            $0.02           $0.03          $0.03         $0.02         $0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $7.10            $7.27           $7.43          $7.44         $7.49         $7.32
-------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period         $6.30            $6.39           $6.55          $6.71         $6.77         $6.59
-------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%)
(r)(s)                                         1.32(n)          2.36            2.49           4.38          9.31         13.56
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)         0.83(a)          0.83            0.81           0.79          0.87          0.90
Expenses after expense reductions (f)          0.83(a)          0.83            0.81           0.79          0.87          0.90
Net investment income (x)                      4.22(a)          4.20            4.12           3.41          4.98          5.82
Portfolio turnover                               14               68              71            108           123           105
Net assets at end of period
(000 Omitted)                              $366,664         $378,714        $399,061       $414,095      $433,624      $436,173
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.
(x) Effective December 1, 2001, the trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Markets Income Trust (the trust) is organized as a
Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and futures contracts.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The trust may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the trust.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended May 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                     NOVEMBER 30, 2005  NOVEMBER 30, 2004
      Ordinary income (including any
      short-term capital gains)            $16,936,571        $17,946,379

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MAY 31, 2006

          Cost of investments                           $382,079,279
          ----------------------------------------------------------
          Gross appreciation                              $1,508,879
          Gross depreciation                             (17,427,396)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(15,918,517)

          AS OF NOVEMBER 30, 2005

          Undistributed ordinary income                    2,880,349
          Capital loss carryforwards                     (21,219,412)
          Net unrealized appreciation (depreciation)      (8,755,619)
          Other temporary differences                       (753,251)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2005, the trust had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              November 30, 2007                     $(11,594,208)
              November 30, 2008                       (5,988,179)
              November 30, 2012                       (3,637,025)
              --------------------------------------------------
                                                    $(21,219,412)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 5.33% of gross investment income. MFS has agreed to temporarily reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. The management fee, from net assets and gross investment income, incurred for the six months ended
May 31, 2006 was equivalent to an annual effective rate of 0.62% of the trust's average daily net assets.

TRANSFER AGENT - The trust pays a portion of transfer agent and dividend-disbursing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the trust, for its services as registrar and dividend-disbursing agent. The agreement provides that the trust will pay MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. For the six months ended
May 31, 2006, these fees amounted to $48,640. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended May 31, 2006, these costs amounted to $22,847.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the trust's annual fixed amount was $10,000. Effective April 1, 2006, the trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2006 was equivalent to an annual effective rate of 0.0152% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to Trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS and MFSC. The trust has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $7,396. The trust also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $380. Both amounts are included in Independent trustees' compensation for the six months ended May 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $170,593 at May 31, 2006, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) Independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $11,839 of Deferred Trustees' Compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2006, the fee paid to Tarantino LLC was $1,513. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,295, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES          SALES

U.S. government securities                         $35,396,923    $36,154,919
-----------------------------------------------------------------------------
Investments (non-U.S. government securities)       $14,015,560    $18,604,988
-----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. The trust repurchased and retired 449,100 shares of beneficial interest during the six months ended May 31, 2006 at an average price per share of $6.42 and a weighted average discount of 10.79% per share. The trust repurchased and retired 1,578,900 shares of beneficial interest during the year ended November 30, 2005 at an average price per share of $6.60 and a weighted average discount of 10.85% per share. Transactions in trust shares were as follows:

                               PERIOD ENDED               YEAR ENDED
                               MAY 31, 2006             NOVEMBER 30, 2005
                             SHARES     AMOUNT        SHARES        AMOUNT

Treasury shares
  reacquired              (449,100)  $ (2,881,555)  (1,578,900)  $ (10,423,312)

(6) LINE OF CREDIT

The trust and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the trust for the six months ended May 31, 2006 was $1,909 and is included in miscellaneous expense on the Statement of Operations. The trust had no significant borrowings during the six months ended May 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Government Markets Income Trust (the "Trust"), including the portfolio of investments, as of May 31, 2006, and the related statement of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2006. These interim financial statements and financial highlights are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2005, and financial highlights for each of the five years in the period ended November 30, 2005, and in our report dated January 23, 2006, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 24, 2006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 8 a.m. to 8 p.m. Eastern time

Write to:      MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024

NUMBER OF SHAREHOLDERS

As of May 31, 2006, our records indicate that there are 4,757 registered shareholders and approximately 18,613 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

               MFS Service Center, Inc.
               P.O. Box 55024
               Boston, MA 02205-5024
               1-800-637-2304

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2006 MFS Investment Management(R)
500 Boylston Street, Boston, MA 02116.
                                                              MGF-SEM-7/06 29M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

GENERAL. Information regarding the portfolio managers of the MFS Government Markets Income Trust (the "Fund") provided as of May 31, 2006 is set forth below.

                                                          TITLE AND FIVE YEAR
     PORTFOLIO MANAGER      PRIMARY ROLE       SINCE             HISTORY
     -----------------      ------------       -----      --------------------
Geoffrey L. Schechter     Portfolio Manager    April    Senior Vice President of
                                               2006     MFS; employed in the
                                                        investment management
                                                        area of MFS since 1993.

COMPENSATION. Portfolio manager total cash compensation as of May 31, 2006 is a combination of base salary and performance bonus:

    o Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

    o Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

        => The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

        => The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

OWNERSHIP OF FUND SHARES. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager as of the Fund's semi-annual period ended May 31, 2006. The following dollar ranges apply:

         N. None
         A. $1 - $10,000
         B. $10,001 - $50,000
         C. $50,001 - $100,000
         D. $100,001 - $500,000
         E. $500,001 - $1,000,000
         F. Over $1,000,000

NAME OF PORTFOLIO MANAGER           DOLLAR RANGE OF EQUITY SECURITIES IN FUND
-------------------------           -----------------------------------------
Geoffrey L. Schechter                                   N

OTHER ACCOUNTS. In addition to the Fund, the Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of the Fund's semi-annual period ended May 31, 2006 were as follows:

                           REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                                 COMPANIES                     VEHICLES                 OTHER ACCOUNTS
                           --------------------        ------------------------         --------------
                         NUMBER OF                     NUMBER OF                    NUMBER OF
         NAME            ACCOUNTS*    TOTAL ASSETS*    ACCOUNTS     TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS

Geoffrey L. Schechter       10         $6 billion          1        $224 million        2       $198 million

--------------
* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

POTENTIAL CONFLICTS OF INTEREST. MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

=============================================================================================================
                      MFS GOVERNMENT MARKETS INCOME TRUST
-------------------------------------------------------------------------------------------------------------
                                                                                              (D)
                                                                         (C)              MAXIMUM NUMBER
                                                                   TOTAL NUMBER OF       (OR APPROXIMATE
                                                       (B)       SHARES PURCHASED AS     DOLLAR VALUE) OF
                                       (A)           AVERAGE    PART OF PUBLICLY        SHARES THAT MAY YET
                               TOTAL NUMBER OF     PRICE PAID    ANNOUNCED PLANS OR     BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED      PER SHARE         PROGRAMS         THE PLANS OR PROGRAMS
-------------------------------------------------------------------------------------------------------------
   12/1/05 - 12/31/05              98,500             $6.44             98,500               4,074,776
-------------------------------------------------------------------------------------------------------------
    1/1/06 - 1/31/06               60,600             $6.59             60,600               4,014,176
-------------------------------------------------------------------------------------------------------------
    2/1/06 - 2/28/06               41,300             $6.49             41,300               3,972,876
-------------------------------------------------------------------------------------------------------------
    3/1/06 - 3/31/06               82,600             $6.42             82,600               5,108,876
-------------------------------------------------------------------------------------------------------------
    4/1/06 - 4/30/06               84,000             $6.31             84,000               5,024,876
-------------------------------------------------------------------------------------------------------------
    5/1/06 - 5/31/06               82,100             $6.33             82,100               4,942,776
-------------------------------------------------------------------------------------------------------------
          TOTAL                   499,100             $6.42            499,100
-------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2006 plan year are 5,191,476.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT MARKETS INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------


* Print name and title of each signing officer under his or her signature.